Acquisitions and Collaborations (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Fair Value of Consideration Transferred and Recognized Amounts of Assets Acquired and Liabilities Assumed

	2014		2013
(in millions)	Chatham	AesRx	Inspiration/Ipsen OBIZUR

Consideration transferred
Cash, net of cash acquired	$70	$15	$51
Fair value of contingent payments	77	65	269

Fair value of consideration transferred	$147	$80	320

Assets acquired
Other intangible assets	$74	$78	$288
Other assets, net	—	—	25

Total identifiable net assets	74	78	313
Goodwill	73	2	7

Total assets acquired	$147	$80	$320